Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Operating Leases
The Company's operating lease arrangements are principally for office space and laboratory facilities. The Company’s headquarter lease was initially entered into via sub-lease agreements with ISMMS and a third party and they will expire in 2034. The agreements include escalating rent and rent-free period provisions. The third-party sub-lease agreement required the Company to deliver a letter of credit from a financial institution equal to the amount of the security deposit on the office space. Accordingly, in February 2020, a financial institution issued an irrevocable standby letter of credit to the third party for $0.9 million, which is recorded as restricted cash on the consolidated balance sheets as of December 31, 2021.
In April 2019, the Company entered into a sublease agreement to rent a building to be used for office and laboratory facility (the “Stamford Lease”) for a base term of 325 months, expiring in October 2046. The Company has the option to renew the lease at the end of the initial base term for either one period of 10 years, or two periods of 5 years. There is also an early termination option in which the Company may cancel the lease after the 196th month with cancellation fees. At inception of the Stamford Lease, the value of the land was determined to be more than 25% of the total value and therefore the building is accounted for as a capital lease and the land as an operating lease.
In January 2020, the Company entered into a lease agreement which expanded our existing laboratory facility in Branford, Connecticut. The lease commenced in February 2020 with a 10 year term. The lease includes escalating rent fees over the lease term.
Future minimum payments under non-cancelable operating leases as of December 31, 2021 are as follows (in thousands):

2022	$4,383
2023	4,474
2024	4,562
2025	4,684
2026	4,775
Thereafter	45,463
Total operating lease obligations	$68,341
Rent expense is recognized on a straight-line basis over the lease term and the Company recorded rent expense related to non-cancelable operating leases of $5.7 million, $5.3 million and $0.8 million for the years ended December 31, 2021, 2020 and 2019, respectively. Rent expense related to month-to-month operating leases was $1.2 million, $3.2 million, and $2.8 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Capital Leases
The Company entered into various capital lease agreements to obtain laboratory equipment which contain bargain purchase commitments at the end of the lease term. The terms of the capital leases range from 3 to 5 years with interest rates ranging from 3.7% to 12.0% The leases are secured by the underlying equipment. Interest rate for the Stamford Lease is 13.1%.
Property and equipment under capital leases was $27.7 million and $27.0 million as of December 31, 2021 and 2020, respectively. Accumulated amortization on capital lease assets was $13.6 million and $9.7 million at December 31, 2021 and 2020, respectively.
For all capital leases, the portion of the future payments designated as principal repayment is recorded as a capital lease obligation on the Company’s consolidated balance sheets in accordance with repayment terms. Future payments under capital leases at December 31, 2021, are as follows (in thousands):

2022	$4,890
2023	3,584
2024	2,763
2025	2,451
2026	2,003
Thereafter	49,883
Total capital lease obligations	65,574
Less: amounts representing interest	(43,728)
Present value of net minimum capital lease payments	21,846
Less: current portion	(3,419)
Capital lease obligations, net of current portion	$18,427
Assets acquired under capital leases was $0.6 million, $7.5 million and $9.8 million for the years ended December 31, 2021, 2020 and 2019, respectively. Interest expense related to capital leases was $2.3 million, $2.2 million and $0.7 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Purchase Obligations
The following sets forth purchase obligations as of December 31, 2021 with a remaining term of at least one year (in thousands):

Contractual Obligations	2022	2023	2024	Total Commitments
Materials, services and reagents provider	$11,184	$663	$—	$11,847
Software provider	3,084	3,092	1,076	$7,252
Research and development	1,910	1,010	64	$2,984
Equipment provider	469	400	139	$1,008
	$16,647	$5,165	$1,279	$23,091
The Company enters into contracts with suppliers to purchase materials needed for diagnostic testing. These contracts generally do not require multiple-year purchase commitments.
Contingencies
The Company is a party to various actions and claims arising in the normal course of business. The Company does not believe that the outcome of these matters will have a material effect on the Company’s consolidated financial position, results of operations or cash flows. However, no assurance can be given that the final outcome of such proceedings will not materially impact the Company’s financial condition or results of operations.
The Company was not a party to any material legal proceedings as of December 31, 2021, nor is it a party to any legal proceedings as of the date of issuance of these consolidated financial statements.
Defined Contribution Plan
Substantially all of the Company’s employees in the U.S. are eligible to participate in the defined contribution plan the Company sponsors. The defined contribution plan allows employees to contribute a portion of their compensation in accordance with specified guidelines. The Company, at its discretion, makes matching contributions. The Company contributed $8 million, $5.5 million and $4 million for the years ended December 31, 2021, 2020 and 2019, respectively.